Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

14.   Leases

As of December 31, 2022 and 2021 the most significant leases are as follows:

a)  Aircraft and engines represent the Company’s most significant lease agreements. As of December 31, 2022, the Company leases 116 aircraft (100 as of December 31, 2021) and 23 spare engines under lease agreements (20 as of December 31, 2021) that have maximum terms through 2034. These leases are generally guaranteed by either deposit in cash or letters of credits.

Composition of the fleet and spare engines, leases*:

Aircraft		At December	At December
Type	Model	31, 2022	31, 2021
A319	132	3	3
A319	133	—	2
A320	233	39	39
A320	232	1	1
A320NEO	271N	48	39
A321	231	10	10
A321NEO	271N	15	6
		116	100

Engine spare		At December	At December
Type	Model	31, 2022	31, 2021
V2500	V2524-A5	2	2
V2500	V2527M-A5	3	3
V2500	V2527E-A5	6	5
V2500	V2527-A5	6	4
PW1100	PW1127G-JM	5	5
PW1100	PW1133G-JM	1	1
		23	20

* Certain of the Company’s aircraft and engine lease agreements include an option to extend the lease term period. Management evaluates extensions based on the market conditions at the time of renewal.

During the year ended December 31, 2022, the Company added eighteen new leased aircraft to its fleet (six A320 NEO´s and seven A321 NEO acquired through sale and leaseback transactions under the Company´s existing Airbus purchase agreement. Additionally, three A320 NEO and two A321 NEO AC were obtained directly from the lessor´s aircraft order book). Also, the Company extended the lease term of two A321CEO (effective from 2023), two A320CEO (effective from September 2022 and July 2023) and one A319CEO (effective from March 2021). Finally, the Company returned two aircraft to their respective lessors (two A319CEO aircraft). All the aircraft incorporated through the lessor´s aircraft order were not subject to sale and leaseback transactions.

During the year ended December 31, 2022, the Company also incorporated three CEO spare engines. Such leases were not subject to sale and leaseback transactions. Also, the Company extended the lease term of two spare engines (effective from February 2022).

During the year ended December 31, 2021, the Company added fifteennew leased aircraft to its fleet (five A320 NEO´s acquired through sale and leaseback transactions under the Company’s existing Airbus purchase agreement and ten obtained directly from the lessor’s aircraft order book). Also, the Company extended the lease term of thirteen A320CEO (effective from 2022, 2023 and 2025) and two A319CEO (effective from 2021). All the aircraft incorporated through the lessor´s aircraft order were not subject to sale and leaseback transactions.

During the year ended December 31, 2021, the Company also incorporated two NEO spare engines. Such leases were not subject to sale and leaseback transactions. Also, the Company extended the lease term of three spare engines (two of them effective from February 2021 and the other from October 2021).

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

			Spare engine		Land and
	Aircraft leases		leases		building leases		Total
As of January 1st ,2021	US$	1,674,620	US$	41,567	US$	4,036	US$	1,720,223
Additions		437,334		2,928		13,894		454,156
Modifications		60,239		2,084		6,928		69,251
Disposals		—		—		(273)		(273)
Foreign currency translation effects		(56,768)		—		(3)		(56,771)
Depreciation on right of use assets		(252,761)		(11,626)		(4,964)		(269,351)
As of December 31, 2021		1,862,664		34,953		19,618		1,917,235
Additions		521,711		1,023		30,597		553,331
Modifications		25,895		(168)		5,081		30,808
Depreciation on right of use assets		(299,517)		(11,627)		(9,299)		(320,443)
As of December 31, 2022	US$	2,110,753	US$	24,181	US$	45,997	US$	2,180,931

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	2022		2021
As of January 1st,	US$	2,412,137	US$	2,212,201
Additions		550,834		464,049
Modifications		29,842		67,589
Disposals		—		(291)
Accretion of interest		165,043		127,329
Foreign exchange effect		(129)		72,449
Foreign currency translation effects		—		(72,221)
Payments		(449,004)		(458,968)
As of 31 December,	US$	2,708,723	US$	2,412,137
Current	US$	335,620	US$	283,843
Non-current	US$	2,373,103	US$	2,128,294

The Company had total cash outflows for leases of US$449,004 in 2022 (US$458,968 in 2021 and US$284,363 in 2020).

During 2020 the Company applied practical expedients to leases in accordance with IFRS 16 guidance on lease modification accounting for rent concessions for those lease modifications arising as a direct result of COVID-19. The net impact on the consolidated statement of operations for 2020 was US$8,880 which reflects the changes to lease payments that arose from such concessions.

During the years ended of December 31, 2022 and 2021, the Company did not have lease modifications arising as a direct result of COVID-19.

For the years ended December 31, 2022, 2021 and 2020 the amounts recognized in profit or loss were as follow:

	For the year ended
	December 31, 2022		December 31, 2021		December 31, 2020
Depreciation of right-of-use assets	US$	(320,443)	US$	(269,351)	US$	(236,417)
Interest expense on lease liabilities and aircraft and engine lease return obligation (Note 23)		(174,769)		(128,159)		(108,907)
Aircraft and engine variable lease expenses		(124,532)		(83,373)		(85,957)
Total amount recognized in profit or loss	US$	(619,744)	US$	(480,883)	US$	(431,281)

i)      Return obligations

The aircraft lease agreements of the Company also require that the aircraft and engines be returned to lessors under specific conditions of maintenance. The costs of return, which in no case are related to scheduled major maintenance, are estimated and recognized ratably as a provision from the time it becomes likely such costs will be incurred and can be estimated reliably. These return costs are recognized on a straight-line basis as a component of variable lease expenses and the provision is included as part of other liabilities, through the remaining lease term.

The Company estimates the provision related to airframe, engine overhaul and limited life parts using certain assumptions including the projected usage of the aircraft and the expected costs of maintenance tasks to be performed. For the years ended December 31, 2022, 2021 and 2020, in relation with this provision the Company expensed as supplemental rent US$58,658, US$55,668 and US$65,986, respectively.

Extension options

Certain lease agreements contain extension options, which the Company evaluates exercising once the lease period comes to its end, based on the market conditions at such moment. The lease liabilities corresponding to leases on which it was decided to extend are remeasured for the period negotiated between the Company and the lessor.

During 2022 and 2021 the Company decided to exercise extension options for some agreements that resulted in an increase in the lease liability and the corresponding right of use assets by an amount of US$30,653 and US$66,850, respectively.